Supplemental Financial Statement Data (Tables)	12 Months Ended
Aug. 02, 2015
Supplemental Financial Statement Data [Abstract]
Schedule Of Balance Sheets Supplemental Disclosures [Table Text Block]

	2015	2014
Accounts receivable
Customer accounts receivable	$570	$597
Allowances	(13)	(12)
Subtotal	$557	$585
Other	90	85
	$647	$670

Inventories
Raw materials, containers and supplies	$427	$399
Finished products	568	615
	$995	$1,014

Other current assets
Deferred taxes	$114	$97
Fair value of derivatives	32	15
Other	52	71
	$198	$183

Plant assets
Land	$57	$62
Buildings	1,416	1,384
Machinery and equipment	3,802	3,856
Projects in progress	238	217
Total cost	$5,513	$5,519
Accumulated depreciation(1)	(3,166)	(3,201)
	$2,347	$2,318

Other assets
Fair value of derivatives	$22	$—
Deferred taxes	25	32
Other	54	55
	$101	$87

	2015	2014
Accrued liabilities
Accrued compensation and benefits	$255	$237
Fair value of derivatives	12	17
Accrued trade and consumer promotion programs	125	122
Accrued interest	35	37
Restructuring	54	31
Other	108	109
	$589	$553
Other liabilities
Pension benefits	$233	$170
Deferred compensation(2)	104	109
Postretirement benefits	362	359
Fair value of derivatives	8	6
Unrecognized tax benefits	26	23
Restructuring	49	—
Other	68	62
	$850	$729
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(1)
Depreciation expense was $286 in 2015, $287 in 2014 and $393 in 2013. These amounts included $1 in 2013 related to discontinued operations. Buildings are depreciated over periods ranging from 7 to 45 years. Machinery and equipment are depreciated over periods generally ranging from 2 to 20 years.

(2)
The deferred compensation obligation represents unfunded plans maintained for the purpose of providing our directors and certain of our executives the opportunity to defer a portion of their compensation. All forms of compensation contributed to the deferred compensation plans are accounted for in accordance with the underlying program. Deferrals and our contributions are credited to an investment account in the participant's name, although no funds are actually contributed to the investment account and no investments are actually purchased. Seven investment choices are available, including: (1) a book account that tracks the total return on our stock; (2) a book account that tracks the performance of the Vanguard Institutional Index; (3) a book account that tracks the performance of the Vanguard Extended Market Index; (4) a book account that tracks the performance of the Vanguard Total International Stock Index; (5) a book account that tracks the performance of the Vanguard Total Bond Market Index; (6) a book account that tracks the performance of the Vanguard Short-Term Bond Index; and (7) a book account that tracks the BlackRock Liquidity TempFund. Participants can reallocate investments daily and are entitled to the gains and losses on investment funds. We recognize an amount in the Consolidated Statements of Earnings for the market appreciation/depreciation of each fund.

Schedule Of Statements Of Earnings Supplemental Disclosures [Table Text Block]

	2015	2014	2013
Other Expenses/(Income)
Foreign exchange (gains)/losses(1)	$—	$6	$3
Amortization of intangible assets	17	18	14
Impairment of intangible assets(2)	6	—	—
Acquisition related costs	—	—	10
Other	1	(2)	2
	$24	$22	$29

Advertising and consumer promotion expense(3)	$385	$411	$419

Interest expense
Interest expense	$111	$124	$138
Less: Interest capitalized	3	2	3
	$108	$122	$135
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(1)	2014 included a loss of $9 on foreign exchange forward contracts used to hedge the proceeds from the sale of the European simple meals business.

(2)	In 2015, we recognized a $6 impairment charge related to minor trademarks. See also Note 6.

(3)	Included in Marketing and selling expenses.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	2015	2014	2013
Cash Flows from Operating Activities
Other
Benefit related payments	$(53)	$(52)	$(54)
Other	1	(1)	(4)
	$(52)	$(53)	$(58)

Other Cash Flow Information
Interest paid	$111	$122	$124
Interest received	$3	$3	$10
Income taxes paid	$333	$421	$345